Debt instruments	12 Months Ended
Dec. 31, 2018
Debt instruments held [abstract]
Disclosure of debt instruments [text block]
13.	Debt instruments

On June 14, 2018, the Company approved the sale of 63,922,565 shares of MYSRL to Summit Global Management II BV, a wholly-owned subsidiary of Sumitomo Corporation (“Sumitomo”) for US$47,911,000. The transaction resulted in Sumitomo owning 5% of MYSRL with the Newmont and Buenaventura’s ownership percentages decreasing to 51.35% and 43.65%, respectively.

Under the terms of the transaction, Sumitomo has the option to require the Company to repurchase the interest if the Yanacocha Sulfides project does not adequately progress by June 2022 or if the project is approved with an incremental rate of return below a contractually agreed upon rate. Under the terms of the sales agreement, the cash paid by Sumitomo at closing has been placed in escrow for repayment in the event the option is exercised. As of December 31, 2018, the Company holds US$48,127,000 in an escrow account with Citibank New York and generates interest at a market rate. This balance is included in the caption Restricted Cash in the consolidated statement of financial position. The restricted cash is not available to finance the Group’s day-to-day operations and, therefore, has been excluded from cash and cash equivalents for the purposes of the consolidated statement of cash flows. It has been disclosed as a non-current asset.

The shares held by Sumitomo meet the definition of a compound instrument and will be classified as a liability (with a portion recorded to equity) in the consolidated financial statements of the Company. The difference between the present value of the US$41,695,000 and the gross redemption amount of US$47,911,000 was recorded to equity of US$6,216,000 at the date of acquisition in accordance with the compound financial instrument guidance included in IAS 32. The value as of December 31, 2018 amounting to US$42,430,000 includes the unwinding of the discount recognized in the caption “Finance costs” consolidated statement of comprehensive income of US$735,000.